Convertible Debentures (Details) - CAD ($)	1 Months Ended	12 Months Ended
	Oct. 31, 2022	Jan. 31, 2025	Jan. 31, 2024	Jan. 31, 2023
Statement [Line Items]
Debt modification				$ 197,205
Proceeds from issuances of convertible debentures		$ 14,606
Convertible Debenture [Member]
Statement [Line Items]
Beginning balance		245,234		237,880
Debt modification	$ 197,205			197,205
Accretion and interest		239,553	$ 5,619	50,247
Transaction costs		(33,406)
Interest payments		(26,526)
Conversion to common shares				(485,332)
Conversion		(555,083)
Transfer of conversion component to equity		(292,219)	(60,385)
Proceeds from issuances of convertible debentures		1,243,000	300,000
Ending balance		$ 820,553	$ 245,234	$ 0